Owners' Capital/Partners' Equity - Incentive Distribution Rights (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	$ 0.375
First Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.375
First Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.43125
Second Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.43125
Second Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.46875
Third Target Distribution | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.46875
Third Target Distribution | Maximum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	0.5625
Thereafter | Minimum
Owners' Capital/Partners' Equity
Total Quarterly Distribution Target Amount	$ 0.5625
Unitholders | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	98.00%
Unitholders | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	98.00%
Unitholders | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	85.00%
Unitholders | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	75.00%
Unitholders | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	50.00%
General partner units | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%
General partner units | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%
General partner units | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%
General partner units | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%
General partner units | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%
Incentive distribution rights | Minimum Quarterly Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	0.00%
Incentive distribution rights | First Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	0.00%
Incentive distribution rights | Second Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	13.00%
Incentive distribution rights | Third Target Distribution
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	23.00%
Incentive distribution rights | Thereafter
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	48.00%